EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated January 7, 2014 to the RS Investment Trust Prospectuses (Class A, C, K shares and Class Y shares) dated May 1, 2013, filed with the Securities and Exchange Commission on January 7, 2014 under Rule 497(e) under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-14-003885).

EXHIBIT INDEX

RS INVESTMENT TRUST

Exhibit Ref.	Title of Exhibit

EX.101.INS	XBRL Instance Document

EX.101.SCH	XBRL Schema Document

EX.101.CAL	XBRL Calculation Linkbase Document

EX.101.LAB	XBRL Labels Linkbase Document

EX.101.PRE	XBRL Presentation Linkbase Document

EX.101.DEF	XBRL Definition Linkbase Document